Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net loss	$ (37,868)	$ (8,654)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation	6,796	572
Depreciation of property, equipment and software	75	36
Amortization of right-of use assets	527	388
Loss from disposal of property and equipment and software	28	16
Write-off of deferred cost for planned dual listing	3,796	0
Gain on disposal of investments, equity securities	(328)	0
Foreign exchange gain	(173)	0
Changes in operating assets and liabilities
Prepayments and other receivables	(4,274)	1,321
Other non-current assets	(60)	145
Accruals and other payables	(1,388)	(1,262)
Other non-current liabilities	615	0
Operating lease liability, net	(672)	(402)
Net cash used in operating activities	(32,926)	(7,840)
Cash flows from investing activities
Proceeds from disposal of short-term and other investments	210	154,885
Purchase of short-term and other investments	(210)	(49,960)
Purchase of property, equipment and software	(990)	(7)
Proceeds from disposal of property and equipment	0	47
Proceeds from disposal of investments, equity securities	13,233	0
Net cash generated from investing activities	12,243	104,965
Cash flows from financing activities
Proceeds from exercise of stock options	742	0
Net cash generated from financing activities	742	0
Effect of exchange rate changes on cash and cash equivalents	(54)	16
Net (decrease) increase in cash and cash equivalents	(19,995)	97,141
Cash and cash equivalents, beginning of period	210,632	68,263
Cash and cash equivalents, end of period	190,637	165,404
Additional ASC 842 supplemental disclosures
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	632	505
Non-cash activities
Payables for purchase of property, equipment and software	31	0
Unrealized gain on available-for-sale debt securities	$ 0	$ 3,644